Risk Management - Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 274	₩ 10,699
Fair value risk hedge	102,555	129,216
Trading purpose	9,092,098	5,943,024
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(219)	(1,223)
Fair value risk hedge	(6,816)	29,176
Trading purpose	9,092,008	5,943,024
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	193	(875)
Fair value risk hedge	46,231	34,370
Trading purpose	90	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	31	(590)
Fair value risk hedge	(11,740)	157
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	62	(302)
Fair value risk hedge	44,950	35,272
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	207	13,689
Fair value risk hedge	35,764	30,241
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	0	0
Fair value risk hedge	(5,834)	0
Trading purpose	₩ 0	₩ 0